Income Tax Expense (Recovery) - Components of Provision for Income Tax (Expense) Recovery (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Income Tax Disclosure [Abstract]
Current	$ (3,219)	$ (8,410)	$ (8,072)	$ (11,221)
Deferred	(185)	(336)	(368)	(1,642)
Income tax expense	$ (3,404)	$ (8,746)	$ (8,440)	$ (12,863)